OPERATIONS AND CORPORATE REORGANIZATION - Schedule of summary of accounting effect (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
- Impacts on the profit or loss
Dividends declared by Vale		R$ 1,161,439	R$ 1,452,898
- Impacts on cash flow - (receipt) / payment
Dividends paid to minority shareholders from Cosan Nove and Dez		2,582,447	1,908,171	R$ 2,558,886
Costs of banking operations with derivatives	[1]		7,738,504
Partial payment of loans		8,054,763	15,278,378
Receipt of derivative financial instruments		1,193,534	291,619	R$ 4,325,918
Financial asset [member]
Disclosure Of Financial Assets And Liabilities [Line Items]
At January 1, 2023		19,586,193
- Impacts on the profit or loss
MTM of shares	[2]	(3,312,112)
Interest and monetary and exchange variation (accrual)
Dividends declared by Vale	[3],[4]
Costs of banking operations with derivatives
MTM of derivates
Equity in earnings of investees
Cost of selling a shareholding	[5]
- Impacts on cash flow - (receipt) / payment
Dividends paid to minority shareholders from Cosan Nove and Dez
Dividends (received) from Vale	[6]
Costs of banking operations with derivatives	[7]
Partial payment of loans
Payment of derivative financial instruments
Receipt of derivative financial instruments
- Impacts on the financial position
Minority dividends payable referring to structure of issuance of preferred shares
Income tax
Equity in earnings of investees and other comprehensive income
Transfer to investments in subsidiaries and associates		(16,274,081)
At December 31, 2023			19,586,193
Investment in subsidiaries and associates [member]
Disclosure Of Financial Assets And Liabilities [Line Items]
At January 1, 2023
- Impacts on the profit or loss
MTM of shares	[2]
Interest and monetary and exchange variation (accrual)
Dividends declared by Vale	[3],[4]
Costs of banking operations with derivatives
MTM of derivates
Equity in earnings of investees		96,075
Cost of selling a shareholding	[5]	(701,575)
- Impacts on cash flow - (receipt) / payment
Dividends paid to minority shareholders from Cosan Nove and Dez
Dividends (received) from Vale	[6]
Costs of banking operations with derivatives	[7]
Partial payment of loans
Payment of derivative financial instruments
Receipt of derivative financial instruments
- Impacts on the financial position
Minority dividends payable referring to structure of issuance of preferred shares
Income tax
Equity in earnings of investees and other comprehensive income		(6,096)
Transfer to investments in subsidiaries and associates		16,274,081
At December 31, 2023		15,662,485
Debt incurred [member]
Disclosure Of Financial Assets And Liabilities [Line Items]
At January 1, 2023	[8]	(8,808,673)
- Impacts on the profit or loss
MTM of shares	[2],[8]
Interest and monetary and exchange variation (accrual)	[8]	599,515
Dividends declared by Vale	[3],[4],[8]
Costs of banking operations with derivatives	[8]
MTM of derivates	[8]	(2,011,980)
Equity in earnings of investees	[8]
Cost of selling a shareholding	[5],[8]
- Impacts on cash flow - (receipt) / payment
Dividends paid to minority shareholders from Cosan Nove and Dez	[8]
Dividends (received) from Vale	[6],[8]
Costs of banking operations with derivatives	[7],[8]
Partial payment of loans	[8]	2,994,592
Payment of derivative financial instruments	[8]	438,138
Receipt of derivative financial instruments	[8]
- Impacts on the financial position
Minority dividends payable referring to structure of issuance of preferred shares	[8]
Income tax	[8]
Equity in earnings of investees and other comprehensive income	[8]
Transfer to investments in subsidiaries and associates	[8]
At December 31, 2023	[8]	(6,788,408)	(8,808,673)
Collar [member]
Disclosure Of Financial Assets And Liabilities [Line Items]
At January 1, 2023	[9]	(2,840,544)
- Impacts on the profit or loss
MTM of shares	[2],[9]
Interest and monetary and exchange variation (accrual)	[9]
Dividends declared by Vale	[3],[4],[9]
Costs of banking operations with derivatives	[9]
MTM of derivates	[9]	3,046,926
Equity in earnings of investees	[9]
Cost of selling a shareholding	[5],[9]
- Impacts on cash flow - (receipt) / payment
Dividends paid to minority shareholders from Cosan Nove and Dez	[9]
Dividends (received) from Vale	[6],[9]
Costs of banking operations with derivatives	[7],[9]
Partial payment of loans	[9]
Payment of derivative financial instruments	[9]
Receipt of derivative financial instruments	[9]	(116,981)
- Impacts on the financial position
Minority dividends payable referring to structure of issuance of preferred shares	[9]
Income tax	[9]
Equity in earnings of investees and other comprehensive income	[9]
Transfer to investments in subsidiaries and associates	[9]
At December 31, 2023	[9]	89,401	(2,840,544)
Synthetic collar [member]
Disclosure Of Financial Assets And Liabilities [Line Items]
At January 1, 2023	[10]	(1,237,907)
- Impacts on the profit or loss
MTM of shares	[2],[10]
Interest and monetary and exchange variation (accrual)	[10]
Dividends declared by Vale	[3],[4],[10]
Costs of banking operations with derivatives	[10]
MTM of derivates	[10]	1,434,046
Equity in earnings of investees	[10]
Cost of selling a shareholding	[5],[10]
- Impacts on cash flow - (receipt) / payment
Dividends paid to minority shareholders from Cosan Nove and Dez	[10]
Dividends (received) from Vale	[6],[10]
Costs of banking operations with derivatives	[7],[10]
Partial payment of loans	[10]
Payment of derivative financial instruments	[10]
Receipt of derivative financial instruments	[10]
- Impacts on the financial position
Minority dividends payable referring to structure of issuance of preferred shares	[10]
Income tax	[10]
Equity in earnings of investees and other comprehensive income	[10]
Transfer to investments in subsidiaries and associates	[10]
At December 31, 2023	[10]	196,139	(1,237,907)
Forward [member]
Disclosure Of Financial Assets And Liabilities [Line Items]
At January 1, 2023	[10]	1,954,493
- Impacts on the profit or loss
MTM of shares	[2],[10]
Interest and monetary and exchange variation (accrual)	[10]
Dividends declared by Vale	[3],[4],[10]
Costs of banking operations with derivatives	[10]
MTM of derivates	[10]	(1,588,197)
Equity in earnings of investees	[10]
Cost of selling a shareholding	[5],[10]
- Impacts on cash flow - (receipt) / payment
Dividends paid to minority shareholders from Cosan Nove and Dez	[10]
Dividends (received) from Vale	[6],[10]
Costs of banking operations with derivatives	[7],[10]
Partial payment of loans	[10]
Payment of derivative financial instruments	[10]
Receipt of derivative financial instruments	[10]
- Impacts on the financial position
Minority dividends payable referring to structure of issuance of preferred shares	[10]
Income tax	[10]
Equity in earnings of investees and other comprehensive income	[10]
Transfer to investments in subsidiaries and associates	[10]
At December 31, 2023	[10]	366,296	1,954,493
Dividends receivable, net [member]
Disclosure Of Financial Assets And Liabilities [Line Items]
At January 1, 2023		22,842
- Impacts on the profit or loss
MTM of shares	[2]
Interest and monetary and exchange variation (accrual)
Dividends declared by Vale	[3],[4]	1,339,340
Costs of banking operations with derivatives		(554,998)
MTM of derivates
Equity in earnings of investees
Cost of selling a shareholding	[5]
- Impacts on cash flow - (receipt) / payment
Dividends paid to minority shareholders from Cosan Nove and Dez
Dividends (received) from Vale	[6]	(1,305,410)
Costs of banking operations with derivatives	[7]	586,855
Partial payment of loans
Payment of derivative financial instruments
Receipt of derivative financial instruments
- Impacts on the financial position
Minority dividends payable referring to structure of issuance of preferred shares
Income tax		(88,629)
Equity in earnings of investees and other comprehensive income
Transfer to investments in subsidiaries and associates
At December 31, 2023			22,842
Dividends payable [member]
Disclosure Of Financial Assets And Liabilities [Line Items]
At January 1, 2023
- Impacts on the profit or loss
MTM of shares	[2]
Interest and monetary and exchange variation (accrual)
Dividends declared by Vale	[3],[4]
Costs of banking operations with derivatives
MTM of derivates
Equity in earnings of investees
Cost of selling a shareholding	[5]
- Impacts on cash flow - (receipt) / payment
Dividends paid to minority shareholders from Cosan Nove and Dez		821,772
Dividends (received) from Vale	[6]
Costs of banking operations with derivatives	[7]
Partial payment of loans
Payment of derivative financial instruments
Receipt of derivative financial instruments
- Impacts on the financial position
Minority dividends payable referring to structure of issuance of preferred shares		(821,772)
Income tax
Equity in earnings of investees and other comprehensive income
Transfer to investments in subsidiaries and associates
At December 31, 2023

[1]	Amounts after the reclassification of the discontinued operation.
[2]	Mark to market consisting of a 2.45% interest in shares purchased in cash, totaling R$1,669,686, and b 2.41% stake in shares with Collar protection totaling R$1,642,426.
[3]	After obtaining significant influence, as described in item (e) above, the Company will no longer have its result impacted by dividend distribution, as the investment is now updated by the equity method.
[4]	Vale’s Board of Directors approved, on July 27, 2023, the distribution of interest on equity ("JCP") in the gross total value of R$8,276,501, corresponding to the total value of R$1.917008992 per share, calculated according to its financial position of June 30, 2023. On October 26, 2023, also was approved the remuneration of shareholders in the amount of R$10,033. Of this amount, R$6,738 million refers to dividends corresponding to the total value of R$1.565890809 per share and R$3,295 related to interest on equity ("JCP") corresponding to the total value of R$0.765770758 per share as interest on equity.
[5]	The amount of revenue related to the cost mentioned in this item was R$699,929.
[6]	The balance received from dividends is composed of R$1,250,712 referring to the year ended as of December 31,2023 and R$54,698 referring to the provisioned amount as of December 31, 2022.
[7]	The balance paid for costs of banking operations with derivatives is composed of R$554,998 referring to the year ended as of December 31,2023 and R$31,856 referring to the provisioned amount as of December 31, 2022.
[8]	Also includes contracted derivatives (NDF) for exchange rate and interest protection.
[9]	Collar contracted to protect 3.21% of the shares acquired.
[10]	Forward and synthetic collar contracted for the right to acquire and protect, respectively, 1.65% of Vale's shares.